Restructuring costs (Details) - CAD ($)	12 Months Ended		15 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018
Restructuring And Related Activities 1 [Abstract]
Restructuring costs incurred			$ 189,015,000
Restructuring costs	$ 100,387,000	$ 88,628,000
Termination of employment costs	94,248,000	67,426,000
Onerous lease expenses	2,949,000	14,550,000
Impairment loss from PP&E	1,924,000	5,907,000
Impairment of intangible assets	1,266,000	0
Other restructuring costs	0	745,000
Restructuring costs paid	$ 119,885,000	$ 11,870,000	$ 131,755,000